CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock [Member] Preferred Stock Issued for Services [Member] USD ($)	Series A Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member] Preferred Stock Issued for Services [Member] USD ($)	Series G Preferred Stock [Member] USD ($)	Series I Preferred Stock [Member] Preferred Stock Issued for Services [Member]	Series I Preferred Stock [Member] USD ($)	Common Stock [Member] Stock Issued for Settlement of Services [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Price Risk Derivative [Member] USD ($)	Additional Paid-in Capital [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Additional Paid-in Capital [Member] Preferred Stock Issued for Services [Member] USD ($)	Additional Paid-in Capital [Member] Stock Issued for Settlement of Services [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Stock Payable USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Price Risk Derivative [Member] USD ($)	Embedded Derivative Financial Instruments [Member] USD ($)	Preferred Stock Issued for Services [Member] USD ($)	Stock Issued for Settlement of Services [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2003		$ 0		$ 0		$ 0		$ 0					$ 0	$ 0	$ 0	$ 0					$ 0
Balance (in Shares) at Dec. 31, 2003		0		0		0		0
Founder's Shares issued		1,200						320					(1,520)
Founder's Shares issued (in Shares)		1,200,000						320,000
Shares issued for merger		1,200						320					(1,520)
Shares issued for merger (in Shares)		1,200,000						320,000
Stock issued for cash								200					4,800								5,000
Stock issued for cash (in Shares)								200,000
Net loss															(95,587)						(95,587)
Balance at Dec. 31, 2004		2,400		0		0		840					1,760		(95,587)						(90,587)
Balance (in Shares) at Dec. 31, 2004		2,400,000		0		0		840,000
Stock issued to convert debt								12					180,213								180,225
Stock issued to convert debt (in Shares)								12,127
Stock issued for services								121					2,586,046								2,586,167
Stock issued for services (in Shares)								121,491
Stock issued for cash								103					517,597								517,700
Stock issued for cash (in Shares)								102,643
Net loss															(1,816,896)						(1,816,896)
Balance at Dec. 31, 2005		2,400		0		0		1,076					3,285,616		(1,912,483)						1,376,609
Balance (in Shares) at Dec. 31, 2005		2,400,000		0		0		1,076,261
Stock issued to convert debt								1,202					2,206,398								2,207,600
Stock issued to convert debt (in Shares)								1,202,000
Stock issued for services								1,309					1,543,191								1,544,500
Stock issued for services (in Shares)								1,309,000
Expenses paid by shareholder													164,371								164,371
Net loss															(5,504,237)						(5,504,237)
Balance at Dec. 31, 2006		2,400		0		0		3,587					7,199,576		(7,416,720)						(211,157)
Balance (in Shares) at Dec. 31, 2006		2,400,000		0		0		3,587,261
Beneficial Conversion Features on notes payable													62,000								62,000
Stock issued to convert debt								1,350					120,150								121,500
Stock issued to convert debt (in Shares)								1,350,000
Stock issued for services								10,575			101,000		959,425						101,000		970,000
Stock issued for services (in Shares)					100			10,575,000
Common Stock issued for conversion of preferred shares		(2,400)						1,200					1,200
Common Stock issued for conversion of preferred shares (in Shares)		(2,400,000)						1,200,000
Shares cancelled and retired								(200)					(1,800)								(2,000)
Shares cancelled and retired (in Shares)								(200,000)
Common Stock issued as interest on loan								10					1,490								1,500
Common Stock issued as interest on loan (in Shares)								10,000
Expenses paid by shareholder													70,623								70,623
Net loss															(1,490,871)						(1,490,871)
Balance at Dec. 31, 2007		2,400		0		0		16,522					8,513,664		(8,907,591)						(377,405)
Balance (in Shares) at Dec. 31, 2007		0		0		100		16,522,261
Rounding of shares due to stock split (in Shares)								26
Stock issued for services								5,500					224,500								230,000
Stock issued for services (in Shares)								5,500,000
Expenses paid by shareholder													10,000								10,000
Mark to market AFS securities																22,780					22,780
Stock issued for cash								2,275					7,725								10,000
Stock issued for cash (in Shares)								2,275,000
Net loss															(328,478)						(328,478)
Balance at Dec. 31, 2008		0		0		0		24,297					8,755,889		(9,236,069)	22,780					(433,103)
Balance (in Shares) at Dec. 31, 2008		0		0		100		24,297,287
Stock issued for services	4,000		100					2,500			249,685		27,250						253,785		29,750
Stock issued for services (in Shares)	4,000,000		100,000					2,500,000
Mark to market AFS securities																(22,780)					(22,780)
Stock issued for commitment fee on equity offering													(115,310)	115,310
Stock issued for cash								21,800					151,200								173,000
Stock issued for cash (in Shares)								21,800,000
Stock issued for deferred compensation								10,000					177,500								187,500
Stock issued for deferred compensation (in Shares)								10,000,000
Net loss															(786,979)						(786,979)
Balance at Dec. 31, 2009		4,000		100		0		58,597					9,246,214	115,310	(10,023,048)	22,780					(598,827)
Balance (in Shares) at Dec. 31, 2009		4,000,000		100,000		100		58,597,287
Beneficial Conversion Features on notes payable													107,406								107,406
Common Stock issued for Ruby Mine Purchase Option								10,000					140,000								150,000
Common Stock issued for Ruby Mine Purchase Option (in Shares)								10,000,000
Warrants issued													149,896								149,896
Stock issued for commitment fee on equity offering								6,589					108,721	(115,310)
Stock issued for commitment fee on equity offering (in Shares)								6,589,147
Stock issued for cash								5,000					45,000								50,000
Stock issued for cash (in Shares)								5,000,000
Net loss															(287,345)						(287,345)
Balance at Dec. 31, 2010		4,000		100		0		80,186					9,797,237		(10,310,393)						(428,870)
Balance (in Shares) at Dec. 31, 2010		4,000,000		100,000		100		80,186,434
Beneficial Conversion Features on notes payable													70,568								70,568
Term Extension of Ruby warrants													2,519								2,519
Warrants issued													219,940								219,940
Stock issued/payable for commitment fee on equity offereing														25,000							25,000
Excess cash received compared to redeemable amount for stock													974								974
Interest on redeemable common stock													(247)								(247)
Stock issued to convert debt								4,459					169,393								173,852
Stock issued to convert debt (in Shares)								4,459,092
Stock issued for services							550	43				61,545	2,957							62,095	3,000
Stock issued for services (in Shares)							550,000	42,857
Founder's Shares issued (in Shares)																					880,982
Stock issued for cash								9,434					758,566								768,000
Stock issued for cash (in Shares)								9,433,985
Stock issued for deferred compensation								2,000					178,000								180,000
Stock issued for deferred compensation (in Shares)								2,000,000
Stock issued for services								111					9,889								10,000
Stock issued for services, shares (in Shares)								111,112
Net loss															(1,045,749)						(1,045,749)
Balance at Dec. 31, 2011		4,000		100		0		96,783					11,271,341	25,000	(11,356,142)						41,082
Balance (in Shares) at Dec. 31, 2011		4,000,000		100,000		100		96,783,480
Beneficial Conversion Features on notes payable													321,002								321,002
Warrants issued													175,047								175,047
Accretion of discount on redeemable common stock													(29,516)								(29,516)
Stock issued/payable for commitment fee on equity offereing								500					24,500	(25,000)
Stock issued/payable for commitment fee on equity offereing (in Shares)								500,000
Excess cash received compared to redeemable amount for stock																					0
Interest on redeemable common stock													(22,701)								(22,701)
Stock issued for services								117					10,543								10,660
Stock issued for services (in Shares)								116,650
Common Stock issued for deferred financing costs								85					5,525								5,610
Common Stock issued for deferred financing costs								85,000													85,000
Common Stock issued for conversion of preferred shares																					0
Shares cancelled and retired				(100)									100
Shares cancelled and retired (in Shares)				(100,000)
Mark to market AFS securities																(12,500)					(12,500)
Settlement of Derivative Liability													49,795								49,795
Founder's Shares issued (in Shares)																					3,636,619
Net loss															(2,119,706)						(2,119,706)
Balance at Dec. 31, 2012		4,000		0		0		97,485					11,805,636		(13,475,848)	(12,500)					(1,581,227)
Balance (in Shares) at Dec. 31, 2012		4,000,000		0		100		97,485,130													97,485,130
Accretion of discount on redeemable common stock													(52,346)								(52,346)
Excess cash received compared to redeemable amount for stock																					0
Interest on redeemable common stock													(50,922)								(50,922)
Stock issued to convert debt								11,230					272,691								283,921
Stock issued to convert debt (in Shares)								11,229,545
Stock issued for services								192					9,071								9,263
Stock issued for services (in Shares)								191,724
Common Stock issued for deferred financing costs								149					6,332								6,481
Common Stock issued for deferred financing costs								148,750													148,750
Common Stock issued for conversion of preferred shares																					283,920
Mark to market AFS securities																9,950					9,950
Settlement of Derivative Liability													256,472								256,472
Loss on Equity Modification													85,399								85,399
Founder's Shares issued (in Shares)																					5,699,885
Stock issued for cash								13,564					445,736								459,300
Stock issued for cash (in Shares)								13,564,152
Stock issued for deferred compensation								5,000					175,000								180,000
Stock issued for deferred compensation (in Shares)								5,000,000
Stock issued for services								278					9,722								10,000
Stock issued for services, shares (in Shares)								277,778
Net loss															(2,059,305)						(2,059,305)
Balance at Dec. 31, 2013		4,000		0		0		127,898					12,962,791		(15,535,153)	(2,550)					(2,443,014)
Balance (in Shares) at Dec. 31, 2013		4,000,000		0		100		127,897,079													127,897,079
Accretion of discount on redeemable common stock																					0
Excess cash received compared to redeemable amount for stock																					0
Interest on redeemable common stock													(29,288)								(29,288)
Stock issued to convert debt								25,871					342,515								368,386
Stock issued to convert debt (in Shares)								25,871,484
Stock issued for services								100					2,600								2,700
Stock issued for services (in Shares)								100,000
Common Stock issued for deferred financing costs								368					9,942								10,310
Common Stock issued for deferred financing costs								368,217													368,217
Stock payable for deferred financing costs														7,040							7,040
Stock payable for debt conversion														11,352							11,352
Common Stock issued for conversion of preferred shares																					347,259
Mark to market AFS securities																(12,500)					(12,500)
Settlement of Derivative Liability									1,667	160,703							1,667	160,703
Stock issued for cash								32,850					484,849								517,699
Stock issued for cash (in Shares)								32,850,787
Net loss															(1,059,995)						(1,059,995)
Balance at Jun. 30, 2014		$ 4,000		$ 0		$ 0		$ 187,087					$ 13,935,779	$ 18,392	$ (16,595,148)	$ (15,050)					$ (2,464,940)
Balance (in Shares) at Jun. 30, 2014		4,000,000		0		100		187,087,567													187,087,567